Average Annual Total Returns - Hartford Dividend and Growth HLS Fund	IA 1 Year	IA 5 Years	IA 10 Years	IB 1 Year	IB 5 Years	IB 10 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Index (reflects no deduction for fees, expenses or taxes) 10 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	7.77%	12.28%	11.70%	7.45%	11.99%	11.42%	18.40%	15.22%	13.88%	2.80%	9.74%	10.50%